UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6177

Nuveen California Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Investment Quality Municipal Fund, Inc. (NQC)
	November 30, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 5.6% (3.6% of Total Investments)
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma
	County Tobacco Securitization Corporation, Series 2005:
$ 515	4.250%, 6/01/21	6/15 at 100.00	BBB	$ 480,917
3,500	5.250%, 6/01/45	6/15 at 100.00	BBB–	2,245,355
2,150	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	BB+	1,519,921
	Bonds, Series 2007A-1, 5.750%, 6/01/47
6,740	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	BB+	4,207,041
	Bonds, Series 2007A-2, 0.000%, 6/01/37
3,500	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	BB	2,397,010
	Bonds, Series 2005A-1, 5.375%, 6/01/38
16,405	Total Consumer Staples			10,850,244
	Education and Civic Organizations – 16.9% (11.0% of Total Investments)
3,000	California Educational Facilities Authority, Revenue Bonds, Dominican University, Series 2006,	12/16 at 100.00	Baa3	2,699,850
	5.000%, 12/01/36
2,000	California Educational Facilities Authority, Revenue Bonds, Occidental College, Series 2005A,	10/15 at 100.00	Aa3	2,095,380
	5.000%, 10/01/27 – NPFG Insured
1,575	California Educational Facilities Authority, Revenue Bonds, Santa Clara University, Series	2/20 at 100.00	Aa3	1,639,717
	2010, 5.000%, 2/01/40
170	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	163,243
	2005A, 5.000%, 10/01/35
930	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	2/12 at 100.00	A2	930,846
	2000, 5.750%, 11/01/30 – NPFG Insured
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
120	5.000%, 11/01/21	11/15 at 100.00	A2	127,226
160	5.000%, 11/01/25	11/15 at 100.00	A2	166,011
6,000	California State Public Works Board, Lease Revenue Bonds, California State University	4/12 at 100.00	Aa3	6,015,120
	Projects, Series 1997C, 5.400%, 10/01/22
2,798	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aa2	2,968,622
	Tender Option Bond Trust 1065, 9.234%, 3/01/33 (IF)
	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach
	Aquarium of the South Pacific, Series 2001:
3,000	5.000%, 11/01/26 – AMBAC Insured	11/12 at 100.00	BBB	2,973,420
2,500	5.250%, 11/01/30 – AMBAC Insured	5/12 at 101.00	BBB	2,431,250
	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A:
3,650	5.125%, 5/15/16 – AMBAC Insured (UB)	5/13 at 100.00	Aa1	3,877,103
2,485	5.125%, 5/15/17 – AMBAC Insured (UB)	5/13 at 100.00	Aa1	2,636,983
1,060	5.000%, 5/15/24 – AMBAC Insured (UB)	5/13 at 100.00	Aa1	1,114,018
3,000	5.000%, 5/15/33 – AMBAC Insured (UB)	5/13 at 100.00	Aa1	3,044,550
32,448	Total Education and Civic Organizations			32,883,339
	Health Care – 21.5% (13.9% of Total Investments)
3,000	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	7/14 at 100.00	A	3,169,890
	Series 2004G, 5.250%, 7/01/23
3,260	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital Los	7/20 at 100.00	AA–	3,188,997
	Angeles, Series 2010A, 5.250%, 7/01/38 – AGC Insured
840	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –	8/21 at 100.00	A+	826,888
	San Diego, Series 2011, 5.250%, 8/15/41
7,765	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	7,729,048
	5.250%, 11/15/46 (UB)
1,270	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2011B,	8/20 at 100.00	AA–	1,374,978
	6.000%, 8/15/42
	California Municipal Financing Authority, Certificates of Participation, Community Hospitals
	of Central California, Series 2007:
2,950	5.250%, 2/01/27	2/17 at 100.00	Baa2	2,784,682
1,750	5.250%, 2/01/46	2/17 at 100.00	Baa2	1,486,555
3,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	2,913,810
	Health System, Series 2005A, 5.250%, 7/01/24
2,355	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	2,365,032
	Series 2006, 5.250%, 3/01/45
1,840	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	1,872,991
	Series 2001C, 5.250%, 8/01/31
770	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	11/15 at 100.00	AA–	750,203
	2005A, 5.000%, 11/15/43
948	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AA–	963,645
	System, Trust 2554, 18.384%, 7/01/47 – AGM Insured (IF)
1,000	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/15 at 100.00	BBB	940,570
	2005A, 5.000%, 12/01/23
1,785	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	1,971,729
	2008A, 8.250%, 12/01/38
2,400	Marysville, California, Revenue Bonds, The Fremont-Rideout Health Group, Series 2011,	1/21 at 100.00	A	2,351,880
	5.250%, 1/01/42
3,250	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	3,089,938
	6.000%, 11/01/41
1,250	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital,	8/17 at 100.00	A+	1,286,063
	Series 2007A, 5.750%, 2/01/41 – AMBAC Insured
2,575	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series	1/21 at 100.00	A	2,750,409
	2011, 6.500%, 1/01/41
42,008	Total Health Care			41,817,308
	Housing/Multifamily – 0.6% (0.4% of Total Investments)
1,245	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB–	1,245,510
	Series 2010A, 6.400%, 8/15/45
	Housing/Single Family – 0.8% (0.5% of Total Investments)
240	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%, 8/01/30 –	2/16 at 100.00	BBB	240,110
	FGIC Insured (Alternative Minimum Tax)
1,245	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006K, 5.500%, 2/01/42	2/16 at 100.00	BBB	1,243,805
	(Alternative Minimum Tax)
1,485	Total Housing/Single Family			1,483,915
	Long-Term Care – 3.2% (2.1% of Total Investments)
4,750	California Statewide Communities Development Authority, Revenue Bonds, Inland Regional Center	12/17 at 100.00	Baa1	4,483,668
	Project, Series 2007, 5.375%, 12/01/37
1,730	California Statewide Community Development Authority, Certificates of Participation, Internext	4/12 at 100.00	BBB	1,730,138
	Group, Series 1999, 5.375%, 4/01/17
6,480	Total Long-Term Care			6,213,806
	Tax Obligation/General – 26.8% (17.4% of Total Investments)
	California State, General Obligation Bonds, Various Purpose Series 2009:
15,445	6.000%, 11/01/39	11/19 at 100.00	A1	17,196,463
1,505	5.500%, 11/01/39	11/19 at 100.00	A1	1,573,161
5,100	California State, General Obligation Bonds, Various Purpose Series 2010, 5.500%, 3/01/40	3/20 at 100.00	A1	5,335,212
	California State, General Obligation Bonds, Various Purpose Series 2011:
2,315	5.000%, 9/01/41	No Opt. Call	A1	2,309,490
3,000	5.000%, 10/01/41	10/21 at 100.00	A1	2,992,860
3,250	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/20 –	No Opt. Call	Baa1	3,534,700
	NPFG Insured
20	Riverside Community College District, California, General Obligation Bonds, Series 2004A,	8/14 at 100.00	AA	21,962
	5.250%, 8/01/21 – NPFG Insured
345	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	361,871
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
2,500	San Diego Community College District, California, General Obligation Bonds, Refunding Series	8/21 at 100.00	AA+	2,648,275
	2011, 5.000%, 8/01/41
3,500	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/13 at 101.00	Aa2	3,781,575
	Series 2003E, 5.250%, 7/01/24 – AGM Insured
41,725	Yosemite Community College District, California, General Obligation Bonds, Capital	No Opt. Call	Aa2	12,391,908
	Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42
78,705	Total Tax Obligation/General			52,147,477
	Tax Obligation/Limited – 41.7% (27.1% of Total Investments)
3,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A2	3,205,590
	Coalinga State Hospital, Series 2004A, 5.500%, 6/01/20
3,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	12/12 at 101.00	A2	3,059,730
	Hospital Addition, Series 2001A, 5.000%, 12/01/21 – AMBAC Insured
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A2	1,045,750
	2009G-1, 5.750%, 10/01/30
1,390	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	Aa3	1,526,526
425	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	BBB	422,199
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
440	Community Development Commission of City of National City, California, National City	8/21 at 100.00	A–	486,556
	Redevelopment Project 2011 Tax Allocation Bonds, 6.500%, 8/01/24
645	Dinuba Redevelopment Agency, California, Tax Allocation Bonds, Merged City of Dinuba	3/12 at 102.00	A–	604,539
	Redevelopment Project and Dinuba Redevelopment Project 2, As Amended, Refunding
	Series 2001, 5.000%, 9/01/31 – NPFG Insured
1,595	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	9/12 at 100.00	A+	1,598,238
	Redevelopment Project, Series 2003A, 5.375%, 9/01/25 – AMBAC Insured
885	Fontana Redevelopment Agency, California, Jurupa Hills Redevelopment Project, Tax Allocation	4/12 at 100.00	A–	885,195
	Refunding Bonds, 1997 Series A, 5.500%, 10/01/27
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Tender Option Bonds Trust 2215:
1,175	13.841%, 6/01/45 – FGIC Insured (IF)	6/15 at 100.00	A2	846,047
825	13.841%, 6/01/45 – FGIC Insured (IF)	6/15 at 100.00	A2	547,866
1,770	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds,	9/16 at 100.00	A–	1,718,617
	Series 2006, 5.000%, 9/01/26 – SYNCORA GTY Insured
3,840	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A,	9/15 at 100.00	Baa3	2,945,587
	5.000%, 9/01/35 – SYNCORA GTY Insured
810	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	5/17 at 100.00	BBB+	744,406
	Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/24 – AMBAC Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
195	5.000%, 9/01/26	9/16 at 100.00	N/R	189,632
445	5.125%, 9/01/36	9/16 at 100.00	N/R	410,682
770	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A1	706,837
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
10,000	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Series	9/16 at 100.00	BBB	9,367,000
	2006B, 5.000%, 9/01/31 – FGIC Insured
4,130	Manteca Unified School District, San Joaquin County, California, Special Tax Bonds, Community	9/12 at 100.00	Baa1	4,207,355
	Facilities District 89-2, Series 2001C, 5.000%, 9/01/23 – NPFG Insured
	Norco Redevelopment Agency, California, Tax Allocation Refunding Bonds, Project Area 1,
	Refunding Series 2010:
1,000	5.875%, 3/01/32	3/20 at 100.00	A	1,022,850
1,500	6.000%, 3/01/36	3/20 at 100.00	A	1,533,600
160	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	A–	172,542
	Project, Series 2011, 6.750%, 9/01/40
3,890	Ontario Redevelopment Financing Authority, California, Lease Revenue Bonds, Capital Projects,	8/12 at 100.50	AA–	3,941,620
	Series 2001, 5.000%, 8/01/21 – AMBAC Insured
3,600	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	Baa1	4,275,036
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – NPFG Insured
1,685	Ontario, California, Special Tax Bonds, Community Facilities District 5, Freeway Interchange	3/12 at 100.00	N/R	1,695,346
	Project, Series 1997, 6.375%, 9/01/17
1,500	Orange County, California, Special Tax Bonds, Community Facilities District 03-1 of Ladera	8/12 at 101.00	N/R	1,501,785
	Ranch, Series 2004A, 5.625%, 8/15/34
1,000	Paramount Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1,	8/13 at 100.00	A–	990,700
	Series 2003, 5.000%, 8/01/23 – NPFG Insured
	Perris Union High School District Financing Authority, Riverside County, California, Revenue
	Bonds, Series 2011:
150	6.000%, 9/01/33	9/21 at 100.00	N/R	149,442
330	6.125%, 9/01/41	9/21 at 100.00	N/R	329,291
525	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	BBB+	535,547
	2011A, 5.750%, 9/01/30
370	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	331,398
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
95	Riverside County Redevelopment Agency, California, Jurupa Valley Project Area 2011 Tax Allocation	10/21 at 100.00	A–	98,767
	Bonds Series B, 6.500%, 10/01/25
	Rohnert Park Community Development Commission, California, Redevelopment Project Tax
	Allocation Bonds, Series 2007R:
585	5.000%, 8/01/37 – FGIC Insured	8/17 at 100.00	BBB	651,526
1,415	5.000%, 8/01/37 – FGIC Insured	8/17 at 100.00	A–	1,253,520
460	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	463,961
	8/01/25 – AMBAC Insured
4,000	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	A1	4,374,720
	5.400%, 11/01/20 – AMBAC Insured
80	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	85,743
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
75	7.000%, 8/01/33	2/21 at 100.00	BBB	79,409
95	7.000%, 8/01/41	2/21 at 100.00	BBB	100,244
2,000	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Civic Center Project,	6/12 at 100.00	AA+	2,036,700
	Series 2002B, 5.250%, 6/01/19 – AMBAC Insured
3,535	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	3/12 at 100.00	AA+	3,546,559
	Project, Series 2001F, 5.000%, 9/01/20 – NPFG Insured
1,725	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/18 at 100.00	Baa1	1,829,811
	Project, Series 2008B, 6.250%, 8/01/20
6,000	San Ramon Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2006A,	2/16 at 100.00	A–	5,287,740
	5.000%, 2/01/38 – AMBAC Insured
2,840	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project,	6/13 at 100.00	A	2,858,772
	Series 2003, 5.000%, 6/01/23 – NPFG Insured
5,250	Santa Cruz County Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds,	3/12 at 101.00	A	5,264,333
	Live Oak and Soquel Community Improvement Projects, Series 2000, 5.250%, 9/01/25 –
	AMBAC Insured
130	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	132,839
	7.000%, 10/01/26
600	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,	12/21 at 100.00	A	648,198
	Redevelopment Project, Subordinate Lien Series 2011, 6.875%, 12/01/33
1,265	Washington Unified School District, Yolo County, California, Certificates of Participation,	8/17 at 100.00	A	1,269,845
	Series 2007, 5.125%, 8/01/37 – AMBAC Insured
225	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	236,666
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32
82,425	Total Tax Obligation/Limited			81,216,862
	Transportation – 12.0% (7.8% of Total Investments)
13,000	Alameda Corridor Transportation Authority, California, Senior Lien Revenue Bonds, Series	4/12 at 100.00	A	12,999,090
	1999A, 5.000%, 10/01/29 – NPFG Insured
2,080	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	2,187,827
	2006F, 5.000%, 4/01/31 (UB)
1,325	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/18 at 100.00	AA	1,581,030
	2006F, Trust 3211, 13.528%, 10/01/32 (IF)
6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	6,517,160
	Bonds, Series 1999, 5.875%, 1/15/29
22,905	Total Transportation			23,285,107
	U.S. Guaranteed – 10.0% (6.5% of Total Investments) (4)
2,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	Aaa	2,061,100
	5/01/18 (Pre-refunded 5/01/12)
3,145	California State, General Obligation Bonds, Series 2004, 5.250%, 4/01/34 (Pre-refunded 4/01/14)	4/14 at 100.00	Aaa	3,491,107
960	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15 (Pre-refunded 7/01/14)	7/14 at 100.00	Aaa	1,069,670
2,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/13 at 102.00	N/R (4)	2,253,880
	Franciscan Mobile Home Park Project, Series 2002A, 5.850%, 12/15/32 (Pre-refunded 12/15/13)
1,500	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2004C,	7/14 at 100.00	AA (4)	1,680,975
	5.250%, 7/01/19 (Pre-refunded 7/01/14) – NPFG Insured
2,285	Moreno Valley Unified School District, Riverside County, California, General Obligation Bonds,	8/14 at 100.00	AA– (4)	2,568,980
	Series 2004A, 5.250%, 8/01/24 (Pre-refunded 8/01/14) – AGM Insured
4,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.375%,	7/12 at 100.00	AA+ (4)	4,119,120
	7/01/36 (Pre-refunded 7/01/12)
1,000	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed	6/12 at 100.00	Aaa	1,026,400
	Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A,
	5.500%, 6/01/36 (Pre-refunded 6/01/12)
	University of California, General Revenue Bonds, Series 2003A:
620	5.125%, 5/15/16 – AMBAC Insured (Pre-Refunded 5/15/13) (UB)	5/13 at 100.00	Aa1 (4)	662,278
515	5.125%, 5/15/17 – AMBAC Insured (Pre-Refunded 5/15/13) (UB)	5/13 at 100.00	Aa1 (4)	550,118
18,025	Total U.S. Guaranteed			19,483,628
	Utilities – 3.2% (2.0% of Total Investments)
2,250	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	2,143,058
	2007A, 5.500%, 11/15/37
740	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R	672,749
	9/01/31 – SYNCORA GTY Insured
3,210	Turlock Irrigation District, California, Electric Revenue Bonds, Series 2003A, 5.000%, 1/01/16 –	1/13 at 100.00	A+	3,334,965
	NPFG Insured
6,200	Total Utilities			6,150,772
	Water and Sewer – 11.9% (7.7% of Total Investments)
520	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	527,348
	5.000%, 4/01/36 – NPFG Insured
6,250	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2011A,	1/21 at 100.00	AA	6,768,250
	5.250%, 7/01/39
3,015	Oxnard Financing Authority, California, Wastewater Revenue Bonds, Series 2003, 5.000%, 6/01/17 –	6/13 at 100.00	A+	3,169,006
	FGIC Insured
7,170	San Diego Public Facilities Financing Authority, California, Sewerage Revenue Bonds, Refunding	No Opt. Call	Aa3	7,918,620
	Series 2010A, 5.250%, 5/15/28
1,310	San Elijo Joint Powers Authority, San Diego County, California, Revenue Refunding Bonds, San	3/12 at 101.00	AA–	1,336,436
	Elijo Wastewater Facilities, Series 2003, 5.000%, 3/01/17 – AGM Insured
3,430	Westlands Water District, California, Revenue Certificates of Participation, Series 2002,	9/12 at 101.00	A+	3,551,045
	5.250%, 9/01/22 – NPFG Insured
21,695	Total Water and Sewer			23,270,705
$ 330,026	Total Investments (cost $296,432,608) – 154.2%			300,048,673
	Floating Rate Obligations – (7.3)%			(14,230,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (49.1)% (5)			(95,600,000)
	Other Assets Less Liabilities – 2.2%			4,346,001
	Net Assets Applicable to Common Shares – 100%			$ 194,564,674

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of November 30, 2011

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$300,048,673	$ —	$300,048,673

During the period ended November 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2011, the cost of investments was $281,967,742.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2011, were as follows:

Gross unrealized:
Appreciation	$11,655,945
Depreciation	(7,805,933)
Net unrealized appreciation (depreciation) of investments	$ 3,850,012

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.9%.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Investment Quality Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         January 27, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         January 27, 2012